Income Taxes - Summary of Reconciliation of Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before tax	₨ 147,657	$ 1,797	₨ 151,275	₨ 139,007
Enacted income tax rate in India	34.94%	34.94%	34.94%	34.94%
Computed expected tax expense	₨ 51,591		₨ 52,855	₨ 48,569
Income exempt from tax	(17,398)		(17,503)	(12,697)
Basis differences that will reverse during a tax holiday period	268		1,348	(2,268)
Income taxed at higher/ (lower) rates	(3,818)		(5,649)	(2,381)
Taxes related to prior years	(536)		(5,499)	(3,861)
Changes in unrecognized deferred tax assets	618		669	1,096
Expenses disallowed for tax purpose	3,563		2,898	1,879
Others, net	(296)		(173)	8
Income tax expense	₨ 33,992	$ 414	₨ 28,946	₨ 30,345
Effective income tax rate	23.02%	23.02%	19.13%	21.83%